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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (512) 329-0050

Date of fiscal year end:     February 28, 2014

Date of reporting period:    August 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CM Advisors Family of Funds

Semi-Annual Report 2013

CM Advisors Fund

CM Advisors Small Cap Value Fund

CM Advisors Fixed Income Fund

August 31, 2013
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fund
Supplementary Portfolio Information
August 31, 2013 (Unaudited)

Asset and Sector Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Jacobs Engineering Group, Inc.	4.8%
Cisco Systems, Inc.	4.3%
Newmont Mining Corporation	3.9%
Berkshire Hathaway, Inc. - Class B	3.3%
Corning, Inc.	3.2%
Wells Fargo & Company	3.1%
Orion Marine Group, Inc.	3.0%
Layne Christensen Company	2.9%
Microsoft Corporation	2.6%
Applied Materials, Inc.	2.4%

CM Advisors Small Cap Value Fund
Supplementary Portfolio Information
August 31, 2013 (Unaudited)

Asset and Sector Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Maxwell Technologies, Inc.	3.4%
Core-Mark Holding Company, Inc.	3.2%
Orion Marine Group, Inc.	3.1%
Omega Flex, Inc.	2.9%
Tidewater, Inc.	2.8%
Newport Corporation	2.8%
Innovative Solutions & Support, Inc.	2.7%
Dynamic Materials Corporation	2.7%
Astec Industries, Inc.	2.6%
Layne Christensen Company	2.5%

CM Advisors Fixed Income Fund
Supplementary Portfolio Information
August 31, 2013 (Unaudited)

Asset and Sector Allocation*
(% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 2.50%, due 04/30/15	8.4%
U.S. Treasury Notes, 0.75%, due 12/31/17	7.9%
U.S. Treasury Notes, 2.00%, due 07/31/20	4.8%
U.S. Treasury Notes, 4.625%, due 02/15/17	4.6%
U.S. Treasury Notes, 0.375%, due 01/15/16	4.1%
Alcoa, Inc., 5.87%, due 02/23/22	1.0%
Johnson Controls, Inc., 5.50%, due 01/15/16	0.9%
Rowan Companies, Inc., 7.875%, due 08/01/19	0.9%
Staples, Inc., 9.75%, due 01/15/14	0.9%
DIRECTV Holdings LLC, 3.55%, due 03/15/15	0.9%

CM Advisors Fund
Schedule of Investments
August 31, 2013 (Unaudited)

COMMON STOCKS — 88.9%	Shares	Value
Consumer Discretionary — 2.3%
Auto Components — 0.0% (a)
Superior Industries International, Inc.	1,690	$29,474

Distributors — 1.3%
Core-Mark Holding Company, Inc.	25,945	1,637,129

Household Durables — 0.4%
MDC Holdings, Inc.	1,495	41,606
Toll Brothers, Inc. *	16,120	493,433
		535,039
Media — 0.5%
Comcast Corporation - Class A Special	12,900	525,546
Reading International, Inc. *	4,000	24,960
		550,506
Specialty Retail — 0.1%
Advance Auto Parts, Inc.	300	24,021
Staples, Inc.	10,120	140,769
		164,790
Consumer Staples — 2.2%
Food & Staples Retailing — 2.2%
Tesco plc - ADR	160,090	2,769,557

Food Products — 0.0% (a)
Kellogg Company	200	12,142

Energy — 10.1%
Energy Equipment & Services — 7.9%
Dawson Geophysical Company *	39,180	1,406,562
Era Group, Inc. *	42,515	1,055,647
Halliburton Company	32,935	1,580,880
Key Energy Services, Inc. *	223,800	1,492,746
Tidewater, Inc.	45,810	2,471,908
Unit Corporation *	45,185	2,080,769
		10,088,512
Oil, Gas & Consumable Fuels — 2.2%
Apache Corporation	1,760	150,797
Exxon Mobil Corporation	14,085	1,227,648
Total S.A. - ADR	26,715	1,477,607
		2,856,052
Financials — 11.9%
Capital Markets — 2.1%
Charles Schwab Corporation (The)	1,820	38,002
Walter Investment Management Corporation *	72,980	2,677,636
		2,715,638

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS — 88.9% (Continued)	Shares	Value
Financials — 11.9% (Continued)
Commercial Banks — 3.2%
Old National Bancorp	4,590	$60,313
Trustmark Corporation	2,005	49,844
Wells Fargo & Company	95,857	3,937,805
		4,047,962
Insurance — 4.1%
Berkshire Hathaway, Inc. - Class B *	37,810	4,205,228
Fidelity National Financial, Inc. - Class A	37,800	896,238
Selective Insurance Group, Inc.	3,710	85,071
		5,186,537
Thrifts & Mortgage Finance — 2.5%
Nationstar Mortgage Holdings, Inc. *	34,095	1,694,522
Ocwen Financial Corporation *	30,860	1,556,578
		3,251,100
Health Care — 1.8%
Health Care Equipment & Supplies — 1.4%
Medtronic, Inc.	34,675	1,794,431

Health Care Providers & Services — 0.0% (a)
VCA Antech, Inc. *	450	12,281

Life Sciences Tools & Services — 0.4%
Harvard Bioscience, Inc. *	101,935	503,559

Industrials — 31.5%
Aerospace & Defense — 0.5%
Innovative Solutions & Support, Inc.	86,956	651,300

Building Products — 2.6%
Apogee Enterprises, Inc.	25,955	724,145
Insteel Industries, Inc.	117,360	1,876,586
Masonite International Corporation *	4,415	216,335
Universal Forest Products, Inc.	13,685	512,366
		3,329,432
Commercial Services & Supplies — 1.0%
Steelcase, Inc. - Class A	84,675	1,229,481

Construction & Engineering — 12.1%
Granite Construction, Inc.	44,425	1,258,116
Great Lakes Dredge & Dock Corporation	94,345	634,942
Jacobs Engineering Group, Inc. *	104,550	6,093,174
Layne Christensen Company *	193,985	3,687,655
Orion Marine Group, Inc. *	388,115	3,811,289
		15,485,176

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS — 88.9% (Continued)	Shares	Value
Industrials — 31.5% (Continued)
Electrical Equipment — 5.2%
Active Power, Inc. *	10,634	$37,644
Emerson Electric Company	48,845	2,948,773
Encore Wire Corporation	29,425	1,110,205
II-VI, Inc. *	5,535	106,715
Powell Industries, Inc. *	38,490	2,029,578
Servotronics, Inc.	42,708	363,018
		6,595,933
Industrial Conglomerates — 0.8%
3M Company	9,240	1,049,479

Machinery — 5.8%
Astec Industries, Inc.	83,623	2,890,011
Dynamic Materials Corporation	8,685	191,417
Harsco Corporation	104,355	2,455,473
L.S. Starrett Company (The)	6,094	63,560
Lydall, Inc. *	97,567	1,515,216
Omega Flex, Inc.	14,981	277,149
PMFG, Inc. *	10,083	69,774
		7,462,600
Marine — 0.1%
Kirby Corporation *	750	60,323

Professional Services — 2.1%
CDI Corporation	89,174	1,209,199
CTPartners Executive Search, Inc. *	13,160	67,511
Heidrick & Struggles International, Inc.	42,120	633,906
Korn/Ferry International *	46,015	814,926
		2,725,542
Trading Companies & Distributors — 1.3%
Lawson Products, Inc. *	143,172	1,603,526
Transcat, Inc. *	7,671	67,582
		1,671,108
Information Technology — 22.0%
Communications Equipment — 4.4%
Cisco Systems, Inc.	237,590	5,538,223
QUALCOMM, Inc.	1,590	105,385
		5,643,608
Computers & Peripherals — 0.7%
Apple, Inc.	140	68,187
Hewlett-Packard Company	2,550	56,967
Hutchinson Technology, Inc. *	221,295	756,829
		881,983

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS — 88.9% (Continued)	Shares	Value
Information Technology — 22.0% (Continued)
Electronic Equipment, Instruments & Components — 7.6%
Corning, Inc.	288,190	$4,046,188
Dolby Laboratories, Inc. - Class A	550	17,287
Electro Scientific Industries, Inc.	3,775	41,487
Maxwell Technologies, Inc. *	249,405	2,204,740
Newport Corporation *	95,445	1,464,126
Perceptron, Inc.	2,305	24,341
Vishay Precision Group, Inc. *	132,265	1,868,904
		9,667,073
Internet Software & Services — 0.0% (a)
EarthLink, Inc.	9,500	46,740

IT Services — 1.0%
Paychex, Inc.	33,565	1,298,294

Semiconductors & Semiconductor Equipment — 5.7%
Applied Materials, Inc.	205,660	3,086,957
Cohu, Inc.	23,705	235,391
Intel Corporation	136,820	3,007,304
Rubicon Technology, Inc. *	7,500	91,575
Rudolph Technologies, Inc. *	82,070	849,424
		7,270,651
Software — 2.6%
Microsoft Corporation	97,010	3,240,134

Materials — 7.0%
Chemicals — 0.1%
Kraton Performance Polymers, Inc. *	2,600	48,230
Olin Corporation	935	21,599
		69,829
Metals & Mining — 6.9%
Alcoa, Inc.	138,640	1,067,528
Comstock Mining, Inc. *	1,295,865	2,760,192
Newmont Mining Corporation	157,010	4,988,208
		8,815,928
Utilities — 0.1%
Electric Utilities — 0.1%
Exelon Corporation	4,640	141,473

Total Common Stocks (Cost $90,439,907)		$113,490,796

CM Advisors Fund
Schedule of Investments (Continued)

WARRANTS — 0.2%	Shares	Value
Wells Fargo & Company (Cost $130,130)	16,900	$237,445

MONEY MARKET FUNDS — 11.0%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $14,078,828)	14,078,828	$14,078,828

Total Investments at Value — 100.1% (Cost $104,648,865)		$127,807,069

Liabilities in Excess of Other Assets — (0.1%)		(101,758)

Net Assets — 100.0%		$127,705,311

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Percentage rounds to less than 0.1%.

(b)	The rate shown is the 7-day effective yield as of August 31, 2013.

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Schedule of Investments
August 31, 2013 (Unaudited)

COMMON STOCKS — 95.4%	Shares	Value
Consumer Discretionary — 4.2%
Distributors — 3.2%
Core-Mark Holding Company, Inc.	5,800	$365,980

Household Durables — 0.5%
MDC Holdings, Inc.	2,200	61,226

Media — 0.5%
Reading International, Inc. *	8,000	49,920

Energy — 11.1%
Energy Equipment & Services — 11.1%
Dawson Geophysical Company *	6,325	227,068
Era Group, Inc. *	4,905	121,791
Key Energy Services, Inc. *	42,000	280,140
Natural Gas Services Group, Inc. *	3,220	88,292
Tidewater, Inc.	5,880	317,285
Unit Corporation *	4,865	224,033
		1,258,609
Financials — 7.6%
Capital Markets — 2.1%
Walter Investment Management Corporation *	6,710	246,190

Commercial Banks — 2.8%
Glacier Bancorp, Inc.	2,615	61,714
Old National Bancorp	12,315	161,819
Trustmark Corporation	3,680	91,485
		315,018
Insurance — 0.7%
Selective Insurance Group, Inc.	3,490	80,025

Thrifts & Mortgage Finance — 2.0%
Nationstar Mortgage Holdings, Inc. *	4,530	225,141

Health Care — 0.7%
Life Sciences Tools & Services — 0.7%
Harvard Bioscience, Inc. *	16,150	79,781

Industrials — 50.6%
Aerospace & Defense — 4.3%
Curtiss-Wright Corporation	4,395	183,535
Innovative Solutions & Support, Inc.	40,650	304,469
		488,004

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS — 95.4% (Continued)	Shares	Value
Industrials — 50.6% (Continued)
Building Products — 4.4%
Insteel Industries, Inc.	13,784	$220,406
Masonite International Corporation *	3,585	175,665
Universal Forest Products, Inc.	2,810	105,207
		501,278
Commercial Services & Supplies — 1.3%
Steelcase, Inc. - Class A	10,395	150,935

Construction & Engineering — 7.9%
Granite Construction, Inc.	6,925	196,116
Great Lakes Dredge & Dock Corporation	9,440	63,531
Layne Christensen Company *	15,065	286,386
Orion Marine Group, Inc. *	35,748	351,045
		897,078
Electrical Equipment — 8.9%
Active Power, Inc. *	30,539	108,108
Encore Wire Corporation	6,584	248,414
II-VI, Inc. *	13,370	257,774
Powell Industries, Inc. *	5,400	284,742
Servotronics, Inc.	13,594	115,549
		1,014,587
Machinery — 14.3%
Astec Industries, Inc.	8,465	292,550
Dynamic Materials Corporation	13,750	303,050
Harsco Corporation	11,485	270,242
Key Technology, Inc. *	4,425	58,897
L.S. Starrett Company (The)	10,999	114,720
Lydall, Inc. *	13,765	213,770
Omega Flex, Inc.	18,084	334,554
PMFG, Inc. *	6,355	43,977
		1,631,760
Marine — 1.0%
Kirby Corporation *	1,400	112,602

Professional Services — 5.6%
CDI Corporation	16,240	220,214
CTPartners Executive Search, Inc. *	24,860	127,532
Heidrick & Struggles International, Inc.	11,935	179,622
Korn/Ferry International *	6,260	110,864
		638,232
Trading Companies & Distributors — 2.9%
Lawson Products, Inc. *	18,755	210,056
Transcat, Inc. *	13,544	119,323
		329,379

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS — 95.4% (Continued)	Shares	Value
Information Technology — 15.1%
Computers & Peripherals — 0.1%
Hutchinson Technology, Inc. *	2,069	$7,076

Electronic Equipment, Instruments & Components — 10.7%
Electro Scientific Industries, Inc.	16,115	177,104
Maxwell Technologies, Inc. *	43,963	388,633
Newport Corporation *	20,485	314,240
Perceptron, Inc.	5,829	61,554
Vishay Precision Group, Inc. *	19,680	278,078
		1,219,609
Semiconductors & Semiconductor Equipment — 4.3%
Cohu, Inc.	21,529	213,783
CyberOptics Corporation *	1,080	6,210
International Rectifier Corporation *	1,630	38,924
Rubicon Technology, Inc. *	7,500	91,575
Rudolph Technologies, Inc. *	13,970	144,590
		495,082
Materials — 6.1%
Chemicals — 1.4%
Kraton Performance Polymers, Inc. *	4,600	85,330
Olin Corporation	3,200	73,920
		159,250
Metals & Mining — 4.7%
Comstock Mining, Inc. *	110,810	236,025
Hecla Mining Company	20,000	68,400
Synalloy Corporation	14,644	228,886
		533,311

Total Common Stocks (Cost $8,483,502)		$10,860,073

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 2.9%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $330,308)	330,308	$330,308

Total Investments at Value — 98.3% (Cost $8,813,810)		$11,190,381

Other Assets in Excess of Liabilities — 1.7%		190,765

Net Assets — 100.0%		$11,381,146

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of August 31, 2013.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Schedule of Investments
August 31, 2013 (Unaudited)

CORPORATE BONDS — 38.5%	Par Value	Value
Consumer Discretionary — 7.0%
Auto Components — 0.9%
Johnson Controls, Inc., 5.50%, due 01/15/16	$1,002,000	$1,095,681

Hotels, Restaurants & Leisure — 0.6%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	448,196
Starbucks Corporation, 6.25%, due 08/15/17	300,000	345,322
		793,518
Household Durables — 0.7%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	520,749
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	211,326
Toll Brothers Finance Corporation, 5.15%, due 05/15/15	150,000	156,000
		888,075
Media — 2.8%
Comcast Corporation,
5.90%, due 03/15/16	914,000	1,022,913
6.30%, due 11/15/17	200,000	235,067
5.70%, due 05/15/18	400,000	464,090
DIRECTV Holdings LLC, 3.55%, due 03/15/15	1,042,000	1,078,258
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	215,117
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	402,998
		3,418,443
Multiline Retail — 0.6%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	570,633
6.00%, due 01/15/33	100,000	101,658
		672,291
Specialty Retail — 1.4%
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	664,320
Staples, Inc., 9.75%, due 01/15/14	1,058,000	1,091,403
		1,755,723
Consumer Staples — 2.8%
Beverages — 1.0%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	879,015
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	337,200
		1,216,215
Food Products — 0.7%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	885,821

Household Products — 0.3%
Clorox Company (The), 3.55%, due 11/01/15	335,000	352,702

Personal Products — 0.8%
Avon Products, Inc., 6.50%, due 03/01/19	840,000	938,734

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 38.5% (Continued)	Par Value	Value
Energy — 4.1%
Energy Equipment & Services — 2.3%
Rowan Companies, Inc., 7.875%, due 08/01/19	$910,000	$1,092,339
Transocean, Inc., 7.375%, due 04/15/18	855,000	988,308
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	414,957
6.00%, due 03/15/18	300,000	334,105
		2,829,709
Oil, Gas & Consumable Fuels — 1.8%
Peabody Energy Corporation, 7.375%, due 11/01/16	882,000	985,635
Valero Energy Corporation,
4.50%, due 02/01/15	195,000	204,239
6.125%, due 06/15/17	570,000	648,266
10.50%, due 03/15/39	250,000	370,609
		2,208,749
Financials — 1.5%
Commercial Banks — 0.5%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	570,291

Consumer Finance — 1.0%
American Express Company,
7.00%, due 03/19/18	800,000	957,826
8.125%, due 05/20/19	200,000	257,673
		1,215,499
Health Care — 1.3%
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	930,705

Pharmaceuticals — 0.5%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	654,831

Industrials — 9.3%
Aerospace & Defense — 0.2%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	228,441

Building Products — 0.6%
Masco Corporation,
6.125%, due 10/03/16	300,000	331,500
5.85%, due 03/15/17	400,000	428,000
		759,500
Commercial Services & Supplies — 1.2%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	216,630
R.R. Donnelley & Sons Company, 12.50% (a), due 02/01/19	200,000	237,000
Waste Management, Inc., 6.375%, due 03/11/15	978,000	1,055,792
		1,509,422

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 38.5% (Continued)	Par Value	Value
Industrials — 9.3% (Continued)
Communications Equipment — 0.8%
Juniper Networks, Inc., 3.10%, due 03/15/16	$1,007,000	$1,036,518

Containers & Packaging — 0.9%
Bemis Company, Inc., 5.65%, due 08/01/14	1,022,000	1,065,451

Electrical Equipment — 0.7%
Eaton Corporation, 8.10%, due 08/15/22	150,000	191,318
Emerson Electric Company, 5.25%, due 10/15/18	570,000	645,414
		836,732
Health Care Providers & Services — 0.9%
Laboratory Corporation of America Holdings, 3.125%, due 05/15/16	1,038,000	1,069,664

Machinery — 0.8%
Dover Corporation, 5.45%, due 03/15/18	115,000	130,770
Harsco Corporation, 2.70%, due 10/15/15	885,000	888,180
		1,018,950
Road & Rail — 2.7%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	959,084
CSX Corporation, 6.25%, due 03/15/18	500,000	581,013
Norfolk Southern Corporation, 5.75%, due 01/15/16	947,000	1,046,844
Ryder System, Inc., 3.15%, due 03/02/15	454,000	467,026
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	230,318
		3,284,285
Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc., 2.65%, due 06/15/16	633,000	653,486

Information Technology — 3.7%
Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc., 6.625%, due 09/15/16	500,000	561,233
Corning, Inc.,
6.85%, due 03/01/29	100,000	117,344
7.25%, due 08/15/36	500,000	593,110
		1,271,687
IT Services — 1.8%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	529,159
Western Union Company (The),
5.93%, due 10/01/16	600,000	667,322
6.20%, due 11/17/36	1,025,000	999,674
		2,196,155

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 38.5% (Continued)	Par Value	Value
Information Technology — 3.7% (Continued)
Software — 0.9%
Intuit, Inc., 5.75%, due 03/15/17	$946,000	$1,049,952

Materials — 8.3%
Chemicals — 1.9%
Airgas, Inc., 2.85%, due 10/01/13	945,000	946,445
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	771,107
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	559,027
		2,276,579
Construction Materials — 0.9%
Vulcan Materials Company,
6.40%, due 11/30/17	500,000	545,000
7.50%, due 06/15/21	500,000	556,395
		1,101,395
Containers & Packaging — 0.7%
Ball Corporation, 7.375%, due 09/01/19	830,000	898,475

Metals & Mining — 4.8%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	821,565
5.87%, due 02/23/22	1,200,000	1,185,888
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	420,378
ArcelorMittal, 5.00% (a), due 02/25/17	960,000	981,600
Commercial Metals Company,
6.50%, due 07/15/17	420,000	451,500
7.35%, due 08/15/18	230,000	250,125
Nucor Corporation, 5.85%, due 06/01/18	300,000	343,950
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	398,572
Southern Copper Corporation, 6.375%, due 07/27/15	972,000	1,053,802
		5,907,380
Utilities — 0.5%
Multi-Utilities — 0.5%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	663,320

Total Corporate Bonds (Cost $43,784,418)		$47,254,379

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

U.S. GOVERNMENT OBLIGATIONS — 54.2%	Par Value	Value
U.S. Treasury Bills (b) — 24.4%
0.045%, due 09/12/13	$15,000,000	$14,999,955
0.04%, due 11/07/13	15,000,000	14,999,325
		29,999,280
U.S. Treasury Notes — 29.8%
2.50%, due 04/30/15	10,000,000	10,360,550
0.375%, due 01/15/16	5,000,000	4,982,420
4.625%, due 02/15/17	5,000,000	5,614,455
0.75%, due 12/31/17	10,000,000	9,733,590
2.00%, due 07/31/20	6,000,000	5,927,346
		36,618,361
Total U.S. Government Obligations (Cost $66,938,569)		$66,617,641

CLOSED-END FUNDS — 0.7%	Shares	Value
Pioneer High Income Trust	13,600	$224,672
Western Asset Managed High Income Fund, Inc.	122,153	670,620
Total Closed-End Funds (Cost $855,726)		$895,292

MONEY MARKET FUNDS — 6.0%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (c) (Cost $7,371,600)	7,371,600	$7,371,600

Total Investments at Value — 99.4% (Cost $118,950,313)		$122,138,912

Other Assets in Excess of Liabilities — 0.6%		735,116

Net Assets — 100.0%		$122,874,028

(a)	Variable rate security. The rate shown is the effective interest rate as of August 31, 2013.

(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(c)	The rate shown is the 7-day effective yield as of August 31, 2013.

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Assets and Liabilities
August 31, 2013 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
ASSETS
Investments in securities:
At cost	$104,648,865	$8,813,810
At value (Note 2)	$127,807,069	$11,190,381
Dividends receivable	181,058	7,568
Receivable for investment securities sold	24,747	209,290
Receivable for capital shares sold	20,172	10,154
Receivable from Advisor (Note 5)	—	8,812
Other assets	24,531	34,485
TOTAL ASSETS	128,057,577	11,460,690

LIABILITIES
Payable for investment securities purchased	95,311	68,335
Payable for capital shares redeemed	105,708	—
Payable to Advisor (Note 5)	109,954	—
Accrued distribution fees (Note 5)	43	162
Payable to administrator (Note 5)	18,609	8,353
Other accrued expenses and liabilities	22,641	2,694
TOTAL LIABILITIES	352,266	79,544

NET ASSETS	$127,705,311	$11,381,146

Net assets consist of:
Paid-in capital	$140,852,392	$8,439,244
Accumulated net investment loss	(27,606)	(37,638)
Accumulated net realized gains (losses) from security transactions	(36,277,679)	602,969
Net unrealized appreciation on investments	23,158,204	2,376,571
Net assets	$127,705,311	$11,381,146

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Assets and Liabilities (Continued)
August 31, 2013 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$127,503,239	$11,070,481
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	10,270,155	932,794
Net asset value, redemption price and offering price per share (a)	$12.41	$11.87

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares		$117,628
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		10,021
Net asset value, redemption price and offering price per share (a)		$11.74

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares	$202,072	$193,037
Class R shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	16,320	16,294
Net asset value, redemption price and offering price per share (a)	$12.38	$11.85

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Assets and Liabilities (Continued)
August 31, 2013 (Unaudited)

CM Advisors Fixed Income Fund
ASSETS
Investments in securities:
At cost	$118,950,313
At value (Note 2)	$122,138,912
Dividends and interest receivable	797,874
Receivable for capital shares sold	2,162
Other assets	29,713
TOTAL ASSETS	122,968,661

LIABILITIES
Payable for capital shares redeemed	9,747
Payable to Advisor (Note 5)	51,814
Payable to administrator (Note 5)	12,821
Other accrued expenses	20,251
TOTAL LIABILITIES	94,633

NET ASSETS	$122,874,028

Net assets consist of:
Paid-in capital	$119,471,134
Accumulated net investment income	239,335
Accumulated net realized losses from security transactions	(25,040)
Net unrealized appreciation on investments	3,188,599
Net assets	$122,874,028

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	10,726,343

Net asset value, redemption price and offering price per share (a)	$11.46

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Operations
Six Months Ended August 31, 2013 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
INVESTMENT INCOME
Dividends	$886,297	$52,704
Foreign tax witholding	(15,038)	—
TOTAL INVESTMENT INCOME	871,259	52,704

EXPENSES
Investment advisory fees (Note 5)	648,406	59,614
Administration fees (Note 5)	51,892	12,000
Fund accounting fees (Note 5)	39,486	18,596
Registration and filing fees	17,802	22,109
Transfer agent fees (Note 5)	18,423	19,500
Professional fees	20,043	17,650
Trustees’ fees and expenses (Note 5)	19,421	7,872
Printing of shareholder reports	7,057	5,575
Custody and bank service fees	6,908	2,965
Postage and supplies	7,216	2,524
Insurance expense	5,472	624
Compliance support services fees	2,103	194
Pricing fees	1,468	542
Distributor service fees (Note 5)	1,000	1,000
Distribution fees (Note 5)	227	1,014
Other expenses	15,355	5,818
TOTAL EXPENSES	862,279	177,597
Advisory fees waived and/or expenses reimbursed by Advisor (Note 5)	(13,321)	(102,066)
NET EXPENSES	848,958	75,531

NET INVESTMENT INCOME (LOSS)	22,301	(22,827)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	3,717,083	392,777
Net change in unrealized appreciation/ depreciation on investments	2,318,078	287,120

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,035,161	679,897

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,057,462	$657,070

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Operations (Continued)
Six Months Ended August 31, 2013 (Unaudited)

CM Advisors Fixed Income Fund
INVESTMENT INCOME
Dividends	$39,671
Interest	1,129,528
TOTAL INVESTMENT INCOME	1,169,199

EXPENSES
Investment advisory fees (Note 5)	293,194
Administration fees (Note 5)	46,944
Professional fees	15,535
Registration and filing fees	23,493
Fund accounting fees (Note 5)	17,868
Trustees’ fees and expenses (Note 5)	17,843
Transfer agent fees (Note 5)	9,000
Pricing fees	6,954
Custody and bank service fees	5,370
Insurance expense	4,447
Postage and supplies	4,220
Printing of shareholder reports	3,275
Compliance support services fees	1,903
Distributor service fees (Note 5)	1,000
Other expenses	12,200
TOTAL EXPENSES	463,246

NET INVESTMENT INCOME	705,953

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions	(35,706)
Net change in unrealized appreciation/depreciation on investments	(1,792,009)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,827,715)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,121,762)

See accompanying notes to financial statements.

CM Advisors Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
FROM OPERATIONS
Net investment income	$22,301	$496,048
Net realized gains from security transactions	3,717,083	7,898,495
Net change in unrealized appreciation/ depreciation on investments	2,318,078	5,131,483
Net increase in net assets from operations	6,057,462	13,526,026

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class I	—	(529,105)
Distributions from net investment income, Class R	—	(237)
Distributions in excess of net investment income, Class I	—	(49,883)
Distributions in excess of net investment income, Class R	—	(24)
Decrease in net assets from distributions to shareholders	—	(579,249)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS I
Proceeds from shares sold	11,128,432	8,995,868
Net asset value of shares issued in reinvestment of distributions to shareholders	—	554,226
Proceeds from redemption fees collected (Note 2)	128	4,978
Payments for shares redeemed	(15,097,444)	(25,529,564)
Net decrease in net assets from Class I share transactions	(3,968,884)	(15,974,492)

CLASS C
Payments for shares redeemed	—	(100,069)

CLASS R
Proceeds from shares sold	40,488	38,100
Net asset value of shares issued in reinvestment of distributions to shareholders	—	261
Proceeds from redemption fees collected (Note 2)	—	204
Payments for shares redeemed	—	(20,464)
Net increase in net assets from Class R share transactions	40,488	18,101

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,129,066	(3,109,683)

NET ASSETS
Beginning of period	125,576,245	128,685,928
End of period	$127,705,311	$125,576,245

ACCUMULATED NET INVESTMENT LOSS	$(27,606)	$(49,907)

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2013(Unaudited)	Year Ended February 28, 2013
FROM OPERATIONS
Net investment income (loss)	$(22,827)	$127,744
Net realized gains from security transactions	392,777	514,789
Net change in unrealized appreciation/ depreciation on investments	287,120	1,055,265
Net increase in net assets from operations	657,070	1,697,798

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class I	—	(117,397)
Distributions from net investment income, Class C	—	(360)
Distributions from net investment income, Class R	—	(3,299)
Distributions in excess of net investment income, Class I	—	(14,364)
Distributions in excess of net investment income, Class C	—	(44)
Distributions in excess of net investment income, Class R	—	(404)
Distributions from net realized gains, Class I	—	(134,524)
Distributions from net realized gains, Class C	—	(1,390)
Distributions from net realized gains, Class R	—	(4,356)
Decrease in net assets from distributions to shareholders	—	(276,138)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS I
Proceeds from shares sold	148,906	636,850
Net asset value of shares issued in reinvestment of distributions to shareholders	—	266,285
Proceeds from redemption fees collected (Note 2)	1	—
Payments for shares redeemed	(801,435)	(125,061)
Net increase (decrease) in net assets from Class I share transactions	(652,528)	778,074

CLASS C
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,794

CLASS R
Proceeds from shares sold	6,400	193,836
Net asset value of shares issued in reinvestment of distributions to shareholders	—	8,059
Proceeds from redemption fees collected (Note 2)	—	30
Payments for shares redeemed	(190,843)	(25,516)
Net increase (decrease) in net assets from Class R share transactions	(184,443)	176,409

TOTAL INCREASE (DECREASE) IN NET ASSETS	(179,901)	2,377,937

NET ASSETS
Beginning of period	11,561,047	9,183,110
End of period	$11,381,146	$11,561,047

ACCUMULATED NET INVESTMENT LOSS	$(37,638)	$(14,811)

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2013(Unaudited)	Year Ended February 28, 2013
FROM OPERATIONS
Net investment income	$705,953	$1,402,268
Net realized gains (losses) from security transactions	(35,706)	1,155,781
Net change in unrealized appreciation/ depreciation on investments	(1,792,009)	(790,561)
Net increase (decrease) in net assets from operations	(1,121,762)	1,767,488

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(699,736)	(1,420,276)
From net realized gains	—	(1,145,115)
Decrease in net assets from distributions to shareholders	(699,736)	(2,565,391)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	23,657,627	43,501,960
Net asset value of shares issued in reinvestment of distributions to shareholders	610,540	2,288,585
Proceeds from redemption fees collected (Note 2)	—	6,328
Payments for shares redeemed	(7,565,238)	(31,323,604)
Net increase in net assets from capital share transactions	16,702,929	14,473,269

TOTAL INCREASE IN NET ASSETS	14,881,431	13,675,366

NET ASSETS
Beginning of period	107,992,597	94,317,231
End of period	$122,874,028	$107,992,597

ACCUMULATED NET INVESTMENT INCOME	$239,335	$233,118

CAPITAL SHARE ACTIVITY
Shares sold	2,049,636	3,710,832
Shares reinvested	52,949	196,400
Shares redeemed	(655,924)	(2,660,687)
Net increase in shares outstanding	1,446,661	1,246,545
Shares outstanding, beginning of period	9,279,682	8,033,137
Shares outstanding, end of period	10,726,343	9,279,682

See accompanying notes to financial statements.

CM Advisors Fund
Class I
Financial Highlights

Per share data for a Class I share outstanding throughout each period:

	Six Months Ended August 31,		Years Ended
	2013 (Unaudited)		February 28, 2013		February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009
Net asset value at beginning of period	$11.83		$10.65		$10.56	$8.95	$5.71	$10.25

Income (loss) from investment operations:
Net investment income	0.00	(a)	0.05		0.02	0.04	0.03	0.10
Net realized and unrealized gains (losses) on investments	0.58		1.18		0.10	1.61	3.24	(4.26)
Total from investment operations	0.58		1.23		0.12	1.65	3.27	(4.16)

Less distributions:
Dividends from net investment income	—		(0.05)		(0.03)	(0.04)	(0.03)	(0.10)
Distributions in excess of net investment income	—		(0.00	)(a)	—	—	—	—
Distributions from net realized gains	—		—		—	—	—	(0.28)
Total distributions	—		(0.05)		(0.03)	(0.04)	(0.03)	(0.38)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$12.41		$11.83		$10.65	$10.56	$8.95	$5.71

Total return (b)	4.90%	(c)	11.61%		1.11%	18.43%	57.39%	(41.21% )

Ratios and supplemental data:
Net assets at end of period (000's)	$127,503		$125,422		$128,461	$142,659	$146,190	$103,367

Ratio of total expenses to average net assets	1.31%	(d)	1.31%		1.53%	1.52%	1.50%	1.48%

Ratio of net expenses to average net assets (e)	1.31%	(d)	1.31%		1.50%	1.50%	1.49%	1.48%

Ratio of net investment income to average net assets (e)	0.01%	(d)	0.40%		0.18%	0.39%	0.41%	1.09%

Portfolio turnover rate	7%	(c)	32%		45%	15%	19%	23%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fund
Class R
Financial Highlights

Per share data for a Class R share outstanding throughout each period:

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Period Ended February 29, 2012(a)
Net asset value at beginning of period	$11.83		$10.64		$10.45

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.00	)(b)	0.01
Net realized and unrealized gains on investments	0.57		1.19		0.19
Total from investment operations	0.55		1.19		0.20

Less distributions:
Distributions from net investment income	—		(0.02)		(0.01)
Distributions in excess of net investment income	—		(0.00	)(b)	—
Total distributions	—		(0.02)		(0.01)

Net asset value at end of period	$12.38		$11.83		$10.64

Total return (c)	4.65%	(d)	11.38%		1.88%	(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$202		$155		$123

Ratio of total expenses to average net assets	16.42%	(e)	24.80%		30.63%	(e)

Ratio of net expenses to average net assets (f)	1.75%	(e)	1.75%		1.75%	(e)

Ratio of net investment income (loss) to average net assets (f)	(0.10%	)(e)	(0.04%	)	0.07%	(e)

Portfolio turnover rate	7%	(d)	32%		45%	(d)(g)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).
(g)	Represents the year ended February 29, 2012.

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Class I
Financial Highlights

Per share data for a Class I share outstanding throughout each period:

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Period Ended February 29, 2012(a)
Net asset value at beginning of period	$11.25		$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.13	0.02
Net realized and unrealized gains (losses) on investments	0.64		1.56	(0.05)
Total from investment operations	0.62		1.69	(0.03)

Less distributions:
Dividends from net investment income	—		(0.12)	(0.01)
Distributions in excess of net investment income	—		(0.02)	—
Distributions from net realized gains	—		(0.14)	(0.12)
Total distributions	—		(0.28)	(0.13)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	—	0.00	(b)

Net asset value at end of period	$11.87		$11.25	$9.84

Total return (c)	5.51%	(d)	17.42%	(0.17%	)(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$11,070		$11,094	$8,953

Ratio of total expenses to average net assets	2.55%	(e)	2.92%	4.35%	(e)

Ratio of net expenses to average net assets (f)	1.25%	(e)	1.25%	1.25%	(e)

Ratio of net investment income (loss) to average net assets (f)	(0.09%	)(e)	1.32%	0.09%	(e)

Portfolio turnover rate	15%	(d)	44%	44%	(d)

(a)	Represents the period from commencement of operations (April 15, 2011) through February 29, 2012.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Class C
Financial Highlights

Per share data for a Class C share outstanding throughout each period:

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Period Ended February 29, 2012(a)
Net asset value at beginning of period	$11.18		$9.79		$10.29

Income (loss) from investment operations:
Net investment income (loss)	(0.08)		0.03		(0.06)
Net realized and unrealized gains (losses) on investments	0.64		1.54		(0.32)
Total from investment operations	0.56		1.57		(0.38)

Less distributions:
Dividends from net investment income	—		(0.04)		—
Distributions in excess of net investment income	—		(0.00	)(b)	—
Distributions from net realized gains	—		(0.14)		(0.12)
Total distributions	—		(0.18)		(0.12)

Net asset value at end of period	$11.74		$11.18		$9.79

Total return (c)	5.01%	(d)	16.22%		(3.60%	)(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$118		$112		$96

Ratio of total expenses to average net assets	25.19%	(e)	30.80%		34.77%	(e)

Ratio of net expenses to average net assets (f)	2.25%	(e)	2.25%		2.25%	(e)

Ratio of net investment income (loss) to average net assets (f)	(0.35%	)(e)	0.32%		(0.96%	)(e)

Portfolio turnover rate	15%	(d)	44%		44%	(d)(g)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).
(g)	Represents the period from April 15, 2011 (the commencement of operations of Class I shares) through February 29, 2012.

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Class R
Financial Highlights

Per share data for a Class R share outstanding throughout each period:

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Period Ended February 29, 2012(a)
Net asset value at beginning of period	$11.24		$9.84	$10.29

Income (loss) from investment operations:
Net investment income (loss)	(0.09)		0.11	(0.01)
Net realized and unrealized gains (losses) on investments	0.70		1.55	(0.32)
Total from investment operations	0.61		1.66	(0.33)

Less distributions:
Dividends from net investment income	—		(0.11)	—
Distributions in excess of net investment income	—		(0.01)	—
Distributions from net realized gains	—		(0.14)	(0.12)
Total distributions	—		(0.26)	(0.12)

Net asset value at end of period	$11.85		$11.24	$9.84

Total return (b)	5.43%	(c)	17.11%	(3.11%	)(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$193		$355	$134

Ratio of total expenses to average net assets	9.82%	(d)	13.17%	33.38%	(d)

Ratio of net expenses to average net assets (e)	1.50%	(d)	1.50%	1.50%	(d)

Ratio of net investment income (loss) to average net assets (e)	(0.16%	)(d)	1.16%	(0.23%	)(d)

Portfolio turnover rate	15%	(c)	44%	44%	(c)(f)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).
(f)	Represents the period from April 15, 2011 (the commencement of operations of Class I shares) through February 29, 2012.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months Ended August 31,		Years Ended
	2013 (Unaudited)		February 28, 2013	February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009
Net asset value at beginning of period	$11.64		$11.74	$11.51	$11.14	$9.99	$11.01

Income (loss) from investment operations:
Net investment income	0.07		0.17	0.20	0.24	0.32	0.26
Net realized and unrealized gains (losses) on investments	(0.18)		0.04	0.53	0.49	1.19	(0.38)
Total from investment operations	(0.11)		0.21	0.73	0.73	1.51	(0.12)

Less distributions:
Dividends from net investment income	(0.07)		(0.17)	(0.21)	(0.26)	(0.32)	(0.21)
Distributions from net realized gains	—		(0.14)	(0.29)	(0.10)	(0.04)	(0.70)
Total distributions	(0.07)		(0.31)	(0.50)	(0.36)	(0.36)	(0.91)

Proceeds from redemption fees collected (Note 2)	—		0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.01

Net asset value at end of period	$11.46		$11.64	$11.74	$11.51	$11.14	$9.99

Total return (b)	(0.94%	)(c)	1.83%	6.37%	6.63%	15.45%	(0.60% )

Ratios and supplemental data:
Net assets at end of period (000’s)	$122,874		$107,993	$94,317	$79,935	$46,424	$19,417

Ratio of total expenses to average net assets	0.79%	(d)	0.79%	0.81%	0.90%	1.06%	1.54%

Ratio of net expenses to average net assets	0.79%	(d)	0.79%	0.81%	0.90%	1.06%	1.50% (e)

Ratio of net investment income to average net assets	1.20%	(d)	1.39%	1.76%	2.13%	3.31%	2.77% (e)

Portfolio turnover rate	1%	(c)	23%	25%	21%	0%	37%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

See accompanying notes to financial statements.

CM Advisors Family of Funds
Notes to Financial Statements
August 31, 2013 (Unaudited)

1. Organization

CM Advisors Fund, CM Advisors Small Cap Value Fund, and CM Advisors Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are each a separate diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 as an open-end management investment company.

CM Advisors Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

CM Advisors Small Cap Value Fund commenced operations on April 15, 2011. The investment objective of the Fund is long-term growth of capital.

CM Advisors Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to preserve capital and maximize total return.

CM Advisors Fund currently offers two classes of shares: Class I shares (sold without any sales loads and distribution and/or service fees) and Class R shares (sold without any sales loads but subject to a distribution and/or service fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of distribution fees, if any; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment. Prior to June 29, 2012, a third class, Class C shares, was also offered for the Fund. Class C shares were sold without any sales load but subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to the Class C shares. On June 29, 2012, the Class C shares of the CM Advisors Fund were discontinued and all outstanding shares were redeemed.

CM Advisors Small Cap Value Fund currently offers three classes of shares: Class I shares (sold without any sales loads and distribution and/or service fees), Class C shares (sold without any sales loads but subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares) and Class R shares (sold without any sales loads but subject to a distribution and/or service fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of distribution fees, if any; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Corporate Bonds and U.S. Government Obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2013 by security type:

CM Advisors Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$113,490,796	$—	$—	$113,490,796
Warrants	237,445	—	—	237,445
Money Market Funds	14,078,828	—	—	14,078,828
Total	$127,807,069	$—	$—	$127,807,069

CM Advisors Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,860,073	$—	$—	$10,860,073
Money Market Funds	330,308	—	—	330,308
Total	$11,190,381	$—	$—	$11,190,381

CM Advisors Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$47,254,379	$—	$47,254,379
U.S. Government Obligations	—	66,617,641	—	66,617,641
Closed-End Funds	895,292	—	—	895,292
Money Market Funds	7,371,600	—	—	7,371,600
Total	$8,266,892	$113,872,020	$—	$122,138,912

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of August 31, 2013, the Funds did not have any transfers in and out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation and Redemption Fees — The net asset value per share of each class of shares of CM Advisors Fund and CM Advisors Small Cap Value Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of CM Advisors Fixed Income Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Class and each Fund is equal to the net asset value per share, except that shares of each Class of CM Advisors Fund and CM Advisors Small Cap Value Fund which are subject to a redemption fee of 1% payable to the applicable Fund, if redeemed within 180 days of the date of purchase.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

During the periods ended August 31, 2013 and February 28, 2013, proceeds from redemption fees were as follows:

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
CM Advisors Fund - Class I	$128	$4,978
CM Advisors Fund - Class R	$—	$204
CM Advisors Small Cap Value Fund - Class I	$1	$—
CM Advisors Small Cap Value Fund - Class R	$—	$30
CM Advisors Fixed Income Fund	$—	$6,328

There were no redemption fees for Class C shares of CM Advisors Small Cap Value Fund during the periods ended August 31, 2013 and February 28, 2013.

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

Expenses – The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Board of Trustees.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of CM Advisors Fund and CM Advisors Small Cap Value Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

Dividend Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Distributions from capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term gains. Dividends and distributions are recorded on the ex-dividend date.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The tax character of distributions paid during the periods ended August 31, 2013 and February 28, 2013 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
CM Advisors Fund - Class I
August 31, 2013	$—	$—	$—
February 28, 2013	$578,988	$—	$578,988
CM Advisors Fund - Class R
August 31, 2013	$—	$—	$—
February 28, 2013	$261	$—	$261
CM Advisors Small Cap Value Fund - Class I
August 31, 2013	$—	$—	$—
February 28, 2013	$266,285	$—	$266,285
CM Advisors Small Cap Value Fund - Class C
August 31, 2013	$—	$—	$—
February 28, 2013	$1,794	$—	$1,794
CM Advisors Small Cap Value Fund - Class R
August 31, 2013	$—	$—	$—
February 28, 2013	$8,059	$—	$8,059
CM Advisors Fixed Income Fund
August 31, 2013	$699,736	$—	$699,736
February 28, 2013	$1,504,867	$1,060,524	$2,565,391

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of August 31, 2013:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Tax cost of portfolio investments	$104,649,831	$8,867,667	$118,950,313
Gross unrealized appreciation	$26,449,628	$2,514,570	$3,649,988
Gross unrealized depreciation	(3,292,390)	(191,856)	(461,389)
Net unrealized appreciation	23,157,238	2,322,714	3,188,599
Accumulated ordinary income (loss)	(27,606)	(161)	239,335
Capital loss carryforwards	(39,990,675)	—	—
Undistributed long-term gains	—	226,572	34,352
Other gains (losses)	3,713,962	392,777	(59,392)
Accumulated earnings (deficit)	$(13,147,081)	$2,941,902	$3,402,894

The difference between the federal income tax cost of portfolio investments and the financial statement cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after February 28, 2011 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, pre-enactment capital loss carryforwards are more likely to expire unused.

As of February 28, 2013, CM Advisors Fund had the following capital loss carryforwards for federal income tax purposes:

CM Advisors Fund
Expires February 28, 2017	$8,868,813
Expires February 28, 2018	30,960,235
No expiration - long-term	161,627
$39,990,675

The Funds recognize the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended February 28, 2010 through February 28, 2013) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

4. Investment Transactions

During the six months ended August 31, 2013, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Cost of purchases of investment securities	$13,910,182	$1,599,220	$—
Proceeds from sales of investment securities	$7,208,865	$1,884,032	$967,852

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rate of 1.00% for CM Advisors Fund and CM Advisors Small Cap Value Fund, and 0.50% for CM Advisors Fixed Income Fund. The Advisor has entered into contractual agreements (the “Expense Limitation Agreements”) with each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 plan) to not more than 1.50% of the average daily net assets of CM Advisors Fund, and CM Advisors Fixed Income Fund and not more than 1.25% of the average daily net assets of CM Advisors Small Cap Value Fund, each until July 1, 2014. There can be no assurance that the Expense Limitation Agreements will continue beyond July 1, 2014. Accordingly, during the six months ended August 31, 2013, with respect to CM Advisors Fund, the Advisor reimbursed the Fund for $13,321 of Class R expenses. During the six months ended August 31, 2013, with respect to CM Advisors Small Cap Value Fund, the Advisor waived its entire investment advisory fee of $59,614 and reimbursed the Fund for $2,968 of common expenses, $14,180 of Class I expenses, $12,694 of Class C expenses and $12,610 of Class R expenses. During the six months ended August 31, 2013, there were no advisory fees waived or expenses reimbursed by the Advisor for CM Advisors Fixed Income Fund.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC (“Ultimus”) provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.08% per annum of its average daily net assets up to $500 million, 0.05% of such assets from $500 million to $2 billion, 0.04% of such assets from $2 billion to $3 billion and 0.03% of such assets in excess of $3 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds’ shares and an affiliate of Ultimus.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives a base fee of $5,500 per month from CM Advisors Fund, $3,000 per month from CM Advisors Small Cap Value Fund and $2,000 per month from CM Advisors Fixed Income Fund, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of each Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund pay all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $17 per account, provided, however, that the minimum fee with respect to each share class is $1,000 per month if a class has 25 shareholder accounts or less, $1,250 if a class has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a class has 100 or more shareholder accounts. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

During the six months ended August 31, 2013, the transfer agent fees per class for CM Advisors Fund and CM Advisors Small Cap Value Fund related to this Agreement amounted to:

	CM Advisors Fund	CM Advisors Small Cap Value Fund
Class I	$12,423	$7,500
Class C	N/A	$6,000
Class R	$6,000	$6,000

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives annual compensation of $6,000 from the Trust for such services.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

DISTRIBUTION PLAN
The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which permit Class R shares of CM Advisors Fund and Class C and Class R shares of CM Advisors Small Cap Value Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 1.00% of average daily net assets attributable to Class C shares and 0.25% of average daily net assets attributable to Class R shares. The Trust has not adopted a plan of distribution with respect to Class I shares of CM Advisors Fund or CM Advisors Small Cap Value Fund, or with respect to CM Advisors Fixed Income Fund.

During the six months ended August 31, 2013, Class R shares of CM Advisors Fund incurred distribution expenses of $227, and Class C and Class R shares of CM Advisors Small Cap Value Fund incurred distribution expenses of $580 and $434, respectively.

COMPENSATION OF TRUSTEES
Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives from the Trust an annual retainer of $10,000, paid quarterly, a fee of $2,000 for attendance at each in-person meeting of the Board of Trustees and a fee of $500 for attendance at each telephonic meeting of the Board of Trustees. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

6. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for CM Advisors Fund and CM Advisors Small Cap Value Fund are the result of the following capital share transactions for the periods shown:

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
CM Advisors Fund - Class I
Shares sold	902,916	842,598
Shares reinvested	—	49,848
Shares redeemed	(1,231,459)	(2,354,906)
Net decrease in shares outstanding	(328,543)	(1,462,460)
Shares outstanding, beginning of period	10,598,698	12,061,158
Shares outstanding, end of period	10,270,155	10,598,698

CM Advisors Fund - Class C
Shares redeemed	—	(9,569)
Decrease in shares outstanding	—	(9,569)
Shares outstanding, beginning of period	—	9,569
Shares outstanding, end of period	—	—

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
CM Advisors Fund - Class R
Shares sold	3,241	3,486
Shares reinvested	—	24
Shares redeemed	—	(2,006)
Net increase in shares outstanding	3,241	1,504
Shares outstanding, beginning of period	13,079	11,575
Shares outstanding, end of period	16,320	13,079

CM Advisors Small Cap Value Fund - Class I
Shares sold	12,837	63,353
Shares reinvested	—	25,728
Shares redeemed	(66,602)	(12,400)
Net increase (decrease) in shares outstanding	(53,765)	76,681
Shares outstanding, beginning of period	986,559	909,878
Shares outstanding, end of period	932,794	986,559

CM Advisors Small Cap Value Fund - Class C
Shares reinvested	—	174
Increase in shares outstanding	—	174
Shares outstanding, beginning of period	10,021	9,847
Shares outstanding, end of period	10,021	10,021

CM Advisors Small Cap Value Fund - Class R
Shares sold	563	19,637
Shares reinvested	—	779
Shares redeemed	(15,815)	(2,483)
Net increase (decrease) in shares outstanding	(15,252)	17,933
Shares outstanding, beginning of period	31,546	13,613
Shares outstanding, end of period	16,294	31,546

Note 7. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds’ portfolios will be adversely affected. As of August 31, 2013, CM Advisors Fund and CM Advisors Small Cap Value Fund had 31.5% and 50.6%, respectively, of the value of its net assets invested in stocks within the Industrials sector.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CM Advisors Family of Funds
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2013) and held until the end of the period (August 31, 2013).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of each class of shares of CM Advisors Fund and CM Advisors Small Cap Value Fund within 180 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

CM Advisors Family of Funds
About Your Funds’ Expenses (Unaudited) (Continued)

CM Advisors Fund - Class I

	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,049.00	$6.77
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	$6.67

*	Expenses are equal to the annualized expense ratio of 1.31% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Fund - Class R

	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,046.50	$9.03
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.38	$8.89

*	Expenses are equal to the annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Small Cap Value Fund - Class I

	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,055.10	$6.47
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Small Cap Value Fund - Class C

	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,050.10	$11.63
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.86	$11.42

*	Expenses are equal to the annualized expense ratio of 2.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Family of Funds
About Your Funds’ Expenses (Unaudited) (Continued)

CM Advisors Small Cap Value Fund - Class R

	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,054.30	$7.77
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.64	$7.63

*	Expenses are equal to the annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Fixed Income Fund

	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$990.60	$3.96
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.22	$4.02

*	Expenses are equal to the annualized expense ratio of 0.79% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Family of Funds
Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

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CM Advisors Fund
CM Advisors Small Cap Value Fund and
CM Advisors Fixed Income Fund
are each a series of
CM Advisors Family of Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746

Toll-Free Telephone:	Toll-Free Telephone:
1-888-859-5856	1-888-859-5856

World Wide Web @:
www.cmadvisorsfunds.com

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares for CM Advisors Fund and CM Advisors Small Cap Value Fund occurring within 180 days following the purchase of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	October 29, 2013

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	October 29, 2013

* Print the name and title of each signing officer under his or her signature.